Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets	Intangible Assets
Intangible assets consist of licenses of intellectual property acquired by the Group through various agreements with third parties and are recorded at the value of the consideration transferred. Information regarding the cost and accumulated amortization of intangible assets is as follows:

Cost	Licenses $000s
Balance as of January 1, 2021	900
Additions	90
Balance as of December 31, 2021	990
Additions	25
Write-off	(163)
Deconsolidation of subsidiaries	(21)
Balance as of December 31, 2022	831

Accumulated amortization	Licenses $000s
Balance as of January 1, 2021	(1)
Amortization	(2)
Balance as of December 31, 2021	(3)
Amortization	(1)
Deconsolidation of subsidiary	4
Balance as of December 31, 2022	—

Intangible assets, net	Licenses $000s
Balance as of December 31, 2021	987
Balance as of December 31, 2022	831
Substantially all the intangible asset licenses represent in-process-research-and-development assets since they are still being developed and are not ready for their intended use. As such, these assets are not yet amortized but tested for impairment annually.
During 2022, the company wrote off one of its research intangible assets for which research was ceased in the amount of $162.5 thousand.
The Company tested all other such intangible assets for impairment as of balance sheet date and concluded that none of such assets were impaired.
During the year ended December 31, 2022, Sonde Health, Inc. was deconsolidated and as such $17.5 thousand in net assets were derecognised.
The company had negligible Amortization expense for the years ended December 31, 2022 2021 and 2020.